Pension benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension benefits [Abstract]
Effect of formerly SFAS No. 158 on the consolidated balance sheet	Consolidated balance sheet position
(In US$ millions)	2012	2011

Non-current liabilities	50	15
Deferred tax	(14)	(4)
Shareholders equity	(36)	(11)

Annual pension cost
Annual pension cost

(In US$ millions)	2012	2011	2010

Benefits earned during the year	12	9	18
Interest cost on prior years' benefit obligation	5	5	9
Gross pension cost for the year	17	14	27
Expected return on plan assets	(5)	(5)	(8)
Administration charges	-	-	1
Net pension cost for the year	12	9	20
Social security cost	2	1	3
Amortization of actuarial gains/losses	-	-	(1)
Amortization of net transition assets	(4)	-	3
Total net pension cost	10	10	19

Funded status of the defined benefit plan
The funded status of the defined benefit plan

(In US$ millions)	December 31, 2012	December 31, 2011
Projected benefit obligations	171	128
Plan assets at market value	(122)	(91)
Accrued pension liability exclusive social security	49	37
Social security related to pension obligations	6	6
Accrued pension liabilities	55	43

Change in benefit obligations
Change in benefit obligations

(In US$ millions)	2012	2011

Benefit obligations at beginning of year	128	215
Deconsolidation of Archer	-	(104)
Interest cost	5	5
Current service cost	12	9
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	22	8
Foreign currency translations	11	(4)
Acquisition/transfer members	(5)	-
Benefit obligations at end of year	171	128

Change in pension plan assets
Change in pension plan assets

(In US$ millions)	2012	2011

Fair value of plan assets at beginning of year	91	150
Deconsolidation of Archer	-	(60)
Estimated return	5	5
Contribution by employer	28	7
Administration charges	-	-
Benefits paid	(2)	(1)
Change in unrecognized actuarial loss	(6)	(8)
Foreign currency translations	8	(2)
Acquisition/transfer members	(2)	-
Fair value of plan assets at end of year	122	91

Assumptions used in calculation of pension obligations
Assumptions used in calculation of pension obligations	2012	2011	2010

Rate of compensation increase at the end of year	3.50%	4.00%	4.00%
Discount rate at the end of year	4.20%	3.90%	4.20%
Prescribed pension index factor	1.40%	1.10%	2.00%
Expected return on plan assets for the year	4.00%	4.80%	4.60%
Employee turnover	3.50%	4.00%	4.00%
Expected increases in Social Security Base	3.25%	3.75%	3.75%
Expected annual early retirement from age 60/62:
Offshore personnel fixed installations			30.0%
Offshore personnel and onshore employees		50.0%	50.0%

Weighted-average asset allocation of funds related to defined benefit plan
The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, was as follows:

Pension benefit plan assets	2012	2011

Equity securities	9.2%	10.4%
Debt securities	52.4%	48.6%
Real estate	18.3%	18.0%
Money market	18.3%	21.7%
Other	1.9%	1.20%
Total	100.0%	100.0%

Expected annual pension plan contributions under defined benefit plans
The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2013-2022. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2012 and include estimated future employee services.

(In US$ millions)	December 31 2012

2013	28
2014	27
2015	29
2016	30
2017	32
2018-2022	183
Total payments expected during the next 10 years	329